Advantage Funds, Inc. (the "Registrant")

-Dreyfus Global Multi-Asset Income Fund (the "Fund")

(Class A, C, I and Y Shares)

Incorporated herein by reference is the supplement to the Fund's current prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 13, 2018 (SEC Accession No. 0000914775-18-000090).